Investment in Associates - Summarized Financial Information of the Company's Material Associates (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of summarized financial information [line items]
Current assets		$ 23,367	$ 23,186
Non-current assets		195,973	189,757
Current liabilities		(37,156)	(34,383)
Non-current liabilities		(89,508)	(94,282)
Non-controlling interests		10,828	10,880
Revenue		59,380	57,786	[1]	$ 54,304	[1]
Profit (loss)		6,891	7,597		6,114
Other comprehensive income (loss)		3,876	(1,315)		(3,881)
Total comprehensive income/(loss)		10,767	6,283		$ 2,233
Castel [member]
Disclosure of summarized financial information [line items]
Current assets		3,854	3,399
Non-current assets		4,168	3,679
Current liabilities		(2,012)	(1,803)
Non-current liabilities		(540)	(439)
Non-controlling interests		(647)	(564)
Net assets	[2]	4,823	4,272
Revenue		5,273	4,942
Profit (loss)		585	767
Other comprehensive income (loss)		83	74
Total comprehensive income/(loss)		668	841
Anadolu Efes [member]
Disclosure of summarized financial information [line items]
Current assets		3,028	2,973
Non-current assets		3,590	4,654
Current liabilities		(2,462)	(2,581)
Non-current liabilities		(1,408)	(1,767)
Non-controlling interests		(1,457)	(1,789)
Net assets	[2]	1,291	1,490
Revenue		4,561	4,222
Profit (loss)		481	287
Other comprehensive income (loss)		212	1,503
Total comprehensive income/(loss)		$ 693	$ 1,790

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(cost). The 2021 and 2022 presentation were amended to conform to the 2023 presentation.
[2]	The net assets are converted at the respective closing rates of December.